Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Intangible assets amortization expense	$ 23	$ 27	$ 18
Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 57	$ 72